Operating Segments - Disclosure of Detailed Information About Geographical Information (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2016
DisclosureOfOperatingSegmentLineItems [Line Items]
Revenue	$ 96,284	$ 111,920	$ 131,388	$ 151,000
New Zealand [Member]
DisclosureOfOperatingSegmentLineItems [Line Items]
Revenue	30,676	40,703	46,665	62,109
Australia [Member]
DisclosureOfOperatingSegmentLineItems [Line Items]
Revenue	32,913	32,065	38,208	53,193
United States [Member]
DisclosureOfOperatingSegmentLineItems [Line Items]
Revenue	23,146	34,156	32,323	19,167
Europe [Member]
DisclosureOfOperatingSegmentLineItems [Line Items]
Revenue	$ 9,549	$ 4,996	$ 14,192	$ 16,531